Analysis of bank and bond debt	12 Months Ended
Dec. 31, 2024
Analysis of bank and bond debt
Analysis of bank and bond debt

C7. Analysis of bank and bond debt

Borrowings are recognised initially at fair value, net of transaction costs incurred. Borrowings are classified as current liabilities unless the Group has a continuing right to defer settlement of the liability for at least 12 months after the balance sheet date.

The Group’s bank debt facilities comprise:

	Facility	Drawn at		Interest rate	Facility	Drawn at		Interest rate
	amount	year end	Headroom	at year end	amount	year end	Headroom	at year end
	2024	2024	2024	2024	2023	2023	2023	2023
	£m	£m	£m	%	£m	£m	£m	%
Current
$700m term loan due October 2025	559	559	—	5.18	—	—	—	—
$50m term loan due May 2025	40	—	40	0.21	—	—	—	—
Non-current
$700m term loan due October 2025	—	—	—	—	550	550	—	5.94
$1.0bn RCF due October 2029	799	—	799	0.14	785	—	785	0.14

The Revolving Credit Facility (RCF) remained undrawn throughout 2023 and 2024. There are no financial covenants associated with the RCF or any other debt facility.

Medium-term notes and bond debt comprises:

	Bond interest	Effective hedged	Bond interest	Effective hedged
	coupon	interest rate	coupon	interest rate
	2024	2024	2023	2023
Current
€400m bond due November 2024	—	—	Fixed 0.950%	Fixed 3.60%
Non-current
€500m bond due May 2026	Fixed 0.875%	Fixed 2.66%	Fixed 0.875%	Fixed 2.80%
€850m bond due June 2027	Fixed 3.875%	Fixed 4.95%	Fixed 3.875%	Fixed 5.01%
€600m bond due October 2028	Fixed 0.500%	Fixed 2.12%	Fixed 0.500%	Fixed 2.23%
€600m bond due June 2030	Fixed 4.375%	Fixed 4.58%	Fixed 4.375%	Fixed 4.48%
£400m bond due June 2032	Fixed 5.000%	Fixed 5.19%	Fixed 5.000%	Fixed 5.20%
Average cost of bond debt at year-end rates		3.96%		3.97%

On 22 November 2024, the Group fully repaid the €400m bond using surplus cash.

The effective hedged interest rate reflects the interest rate payable after the impact of interest due from cross-currency swaps. The Group’s hedging strategy is to hold foreign currency debt in proportion to foreign currency profit and cash flows, which are mainly in euro and US dollar. As a result, the Group has swapped a portion of the bonds it has issued into US dollars, thus increasing the effective hedged interest rate.

The Group considers the fair value of other current liabilities to be equal to the carrying value.